SCHEDULE II - Condensed Financial Information Of Registrant Condensed Financial Information Of Registrant - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	Mar. 31, 2024	Feb. 22, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
Significant Accounting Policies [Line Items]
Securities held in consolidated non-insurance subsidiary			$ 4,200.0	$ 4,400.0
Series B Preferred Stock
Significant Accounting Policies [Line Items]
Preferred Stock, Liquidation Preference Per Share						$ 1,000
Series B Preferred Stock | Subsequent Event
Significant Accounting Policies [Line Items]
Preferred Stock, Liquidation Preference Per Share	$ 1,000
Preferred Stock, Redemption Amount	$ 507.8
Parent Company
Significant Accounting Policies [Line Items]
Securities held in consolidated non-insurance subsidiary			$ 4,200.0	$ 4,400.0	$ 4,200.0
Parent Company | Series B Preferred Stock | Subsequent Event
Significant Accounting Policies [Line Items]
Preferred Stock, Liquidation Preference Per Share		$ 1,000
Preferred Stock, Redemption Amount		$ 507.8